Finance income	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Finance income
32	Finance income

	For the year ended
	31 March 2021	31 March 2020	31 March 2019
Interest income accounted at amortised cost
- on fixed deposit with banks	1,563	2,044	1,393
- on trade receivables	114	—	—
- others	212	135	78
Gain on settlement of financial liabilities*	1,465	—	—

Total	3,354	2,179	1,471

*	Represents gain on derecognition of long term interest-bearing loans and borrowings accounted for using amortised cost method on account of reduction in premium on redemption due to early repayment .